[LOGO] FORUM
       FINANCIAL GROUP

                                                May 5, 2003

VIA EDGAR

Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Sound Shore Fund, Inc.
File Numbers 2-96141; 811-4244

Ladies and Gentlemen:

     On behalf of Sound Shore Fund, Inc. (the "Registrant"), and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the Prospectus with respect to Sound Shore Fund dated May 1, 2003, that would have been filed under rule 497(c) of the Act would not have differed from that contained in the Registration Statement of the Registrant.

     If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6212.

                                        Sincerely,

                                        /s/ Cheryl O. Tumlin

                                        Cheryl O. Tumlin
                                        Forum Administrative Services, LLC


Enclosure

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TWO PORTLAND SQUARE PORTLAND, MAINE 04101 TEL: 207-879-1900FAX: 207-879-6050 WWW.FORUM-FINANCIAL.COM
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